Commitments and Contingencies - Additional Information (Details) € in Millions		1 Months Ended			12 Months Ended
	Jan. 01, 2025 USD ($) m³	Jan. 31, 2025 EUR (€) Vessel m³	Jan. 31, 2024 USD ($) Rate	Aug. 31, 2023 EUR (€) Vessel Loan	Dec. 31, 2024 USD ($) Rate Vessel Berth m³	Dec. 31, 2024 EUR (€) Vessel Berth	Dec. 31, 2023 USD ($) Rate Berth	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Number of loan agreements | Loan				2
Loan agreements, term, description					The loan has a term of 102 months from the date of drawdown	The loan has a term of 102 months from the date of drawdown
Export credit agency premium percentage								100.00%	100.00%
Receivable included in accounts and other receivables on the consolidated statement of financial position | $					$ 10,500,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price					80.00%	80.00%
Loan Agreements One
Disclosure of commitments and contingencies [line items]
Loan amount | €				€ 167.5
Loan Agreements One | Loan Agreement Cancelled
Disclosure of commitments and contingencies [line items]
Loan amount cancelled | €		€ 167.5
Loan Agreements Two
Disclosure of commitments and contingencies [line items]
Loan amount | €				167.5
Hermes
Disclosure of commitments and contingencies [line items]
Loan amount | €				€ 167.5
Percentage of guarantee				95.00%
Loan Agreements
Disclosure of commitments and contingencies [line items]
Scheduled delivery period					2025 and 2026	2025 and 2026
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price								80.00%	80.00%
Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons | $							$ 24,900,000
Contracts for Portion of River Fuel Usage in Europe for 2025 Season
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts outstanding for river fuel usage | m³					13,700
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Contract Prices
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts outstanding for river fuel usage | m³	30,000	30,000
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $					$ 69.7
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Minimum | Contract Prices
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $	$ 67.4
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $					$ 83.6
Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Maximum | Contract Prices
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $	$ 81.3
Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate					1.10
Scheduled delivery period					2026, 2027 and 2028	2026, 2027 and 2028
Viking Sigyn Collision
Disclosure of commitments and contingencies [line items]
Legal claims accrual | $					$ 10,500,000		$ 15,800,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of additional vessels					8	8
River Vessels | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Number of berths | Berth							80
River Vessels | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of additional vessels scheduled for delivery					4	4
Delivery period					2027	2027
River Vessels | Delivery in 2028
Disclosure of commitments and contingencies [line items]
Number of additional vessels scheduled for delivery					4	4
Delivery period					2028	2028
River Vessels | Delivery Between 2025 and 2027
Disclosure of commitments and contingencies [line items]
Number of river vessels build					6	6
Number of additional vessels					2	2
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery				8
River Vessels | Longships | Loan Agreement Cancelled
Disclosure of commitments and contingencies [line items]
Number of river vessels cancelled		4
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery				2
River Vessels | Longship-Seine | Loan Agreement Cancelled
Disclosure of commitments and contingencies [line items]
Number of river vessels cancelled		1
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate					1.10		1.10
Reduced purchase price of each vessel					$ 1,700,000	€ 1.5
Viking New Building Program | River Vessels | Longship-Douro | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate			1.10
Delivery period			2025
Purchase price | $			$ 24,800,000
Ocean Newbuilding Program
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate					1.10
Number of berths | Berth					998	998